AMENDMENT #2 TO SUB-ADVISORY AGREEMENT

THIS AMENDMENT #2 (“Amendment”) to the Sub-Advisory Agreement (“Agreement”) dated April 2, 2014 by and between Mercer Investments LLC (formerly known as Mercer Investment Management, Inc.), a Delaware limited liability company (the “Advisor”), and PGIM, Inc. (formerly known as Prudential Investment Management, Inc.), a New Jersey corporation (the “Sub-Advisor”), is made as of July 1, 2024.

RECITALS

WHEREAS, the Advisor has been retained to act as investment adviser pursuant to an amended and restated Investment Management Agreement, dated July 1, 2014, as amended from time to time (the “Investment Management Agreement”), with Mercer Funds (the “Trust”), a Delaware statutory trust registered with the U.S. Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which consists of several separate series of shares, each having its own investment objectives and policies, and which is authorized to create additional series in the future;

WHEREAS, the Investment Management Agreement permits the Advisor, subject to the supervision and direction of the Trust’s Board of Trustees, to delegate certain of its duties under the Investment Management Agreement to other investment advisers, subject to the requirements of the 1940 Act;

WHEREAS, the Sub-Advisor currently manages an allocated portion of the assets of Mercer Core Fixed Income Fund (the “Fund”), a series of the Trust, under the Agreement;

WHEREAS, the Agreement provides that the parties may mutually agree to supplement or amend any provision of the Agreement; and

WHEREAS, the Sub-Advisor and the Advisor intend to amend the Agreement to reflect a change in the fee schedule payable to Sub-Advisor effective as of the date hereof.

AGREEMENT

NOW THEREFORE, in consideration of the promises and mutual agreements set forth herein, the parties hereby agree to amend the Agreement, as follows:

  Effective as of April 1, 2024, Exhibit A of the Agreement, the Fee Schedule with respect to the Fund, is hereby deleted in its entirety and replaced with Exhibit A attached to this Amendment.

  The Advisor and the Sub-Advisor each acknowledge that all of their respective representations and warranties contained in the Agreement are true and correct as of the date hereof.

3.   All other terms and provisions of the Agreement shall remain in full force and effect, except as modified hereby.

(Signature Page Follows)

Mercer Investments LLC (f/k/a Mercer Investment Management, Inc.)	PGIM, Inc.
By: /s/ Erin Lefkowitz Name: Erin Lefkowitz Title: Vice President	By: /s/ Daniel Malooly Name: Daniel Malooly Title: Vice President

IN WITNESS WHEREOF, the parties hereto have executed this Amendment as of the day and year first written above.

EXHIBIT A

SUB-ADVISORY AGREEMENT

BETWEEN

MERCER INVESTMENTS LLC

AND

PGIM, INC.

MERCER CORE FIXED INCOME FUND

FEE SCHEDULE

Effective Date:  April 1, 2024

The following fee schedule shall apply to the Mercer Assets (as defined below):

0.14% if Mercer Assets (as defined below) are below $1 billion

0.11% if Mercer Assets are equal to or above $1 billion and below $1.5 billion

0.10% if Mercer Assets are equal to or above $1.5 billion and below $3 billion

0.09% if Mercer Assets are equal to or above $3 billion and below $3.5 billion

0.07% if Mercer Assets are equal to or above $3.5 billion.

The initial fee rate effective for the period from April 1, 2024 to June 30, 2024 shall be set at 0.07%.

“Mercer Assets” shall mean (and this Fee Schedule shall apply to), to the extent permitted by applicable law and regulation, the assets hereunder aggregated with the assets that are:

(i)                 managed by PGIM, Inc. under an investment management or subadvisory agreement between PGIM, Inc. and Mercer Investments LLC or any of its affiliates, provided that PGIM, Inc. and Mercer Investments LLC have agreed in writing to include such assets in “Mercer Assets”; and

(ii)               invested by Mercer Investments LLC or any of its affiliates in its capacity as Outsourced Chief Investment Officer on behalf of its clients for which it has investment discretion (“Mercer OCIO Clients”), or by Mercer Trust Company LLC on behalf of a Mercer portfolio for which it serves as Trustee, in such Prudential Trust Company funds as Mercer Investments LLC and PGIM, Inc. have agreed in writing to be included under this Fee Schedule subject, in the case of each such client, to the execution of investment documentation satisfactory to both the Prudential Trust Company and Mercer Investments LLC or Mercer Trust Company LLC, as applicable;

a.       Mercer OCIO Clients and Mercer portfolio assets invested in the following Prudential funds are included in the Mercer Assets:

                                                                          i.      Prudential Core Bond Fund

                                                                        ii.      Prudential U.S. Corporate Bond Fund

                                                                      iii.      Prudential U.S. Long Duration Corporate Bond Fund

                                                                       iv.      Prudential Long Duration Government/Credit Bond Fund

                                                                         v.      Prudential Long Duration Credit Fund

The parties shall confirm the Mercer Assets as of each quarter.

Mercer Assets shall be calculated as of the last day of each calendar quarter (each, a “Calculation Date”).  If necessary, following each Calculation Date the annual fee rate payable hereunder shall be raised or lowered to equal the fee rate corresponding to the value of Mercer Assets set forth in the schedule above, which fee rate shall be effective as of the first day of the fourth month after the applicable Calculation Date.  For example, any change in the investment management fee based on the December 31 AUM Calculation Date would be effective as of April 1.

Computation

As soon as practicable after the end of each calendar quarter, the Sub-Advisor shall send to the Advisor a calculation (the “Calculation”) in reasonable detail of the fee for the calendar quarter then ended as of the close of business on the last day of such calendar quarter.  The Advisor may approve or disapprove the Calculation within ten (10) business days of its receipt.  In the event that the Calculation has been accurately prepared in accordance with the terms of this Agreement, the Advisor shall pay the fee to the Sub-Advisor.  In the event of a dispute between the parties regarding the accuracy of the Calculation, it is hereby agreed that all discussions in resolution of such dispute will be conducted promptly and in good faith.

The foregoing fee shall be accrued for each calendar day and the sum of the daily fee accruals shall be paid quarterly in arrears by the Advisor to the Sub-Advisor as described herein.  The daily fee accruals will be computed by multiplying the fraction of one over the number of calendar days in the year by the applicable annual rate set forth in the schedule above and multiplying this product by the net aggregate (as described above) assets of the Sub-Advisors Assets, as determined in accordance with the Prospectus as of the close of business on the previous business day on which the Trust was open for business.  If this Agreement is terminated, the fee shall be computed for the number of calendar days during which this Agreement is in effect.  In the event of a good faith dispute between the parties regarding the accuracy of such fee calculation, it is hereby agreed that all discussions in resolution of such dispute will be conducted promptly and in good faith.